FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 422	$ 418	$ 269
Profit / (loss) deferred on new transactions	250	299	459
(Profit) / loss recognized in the income statement	(275)	(295)	(308)
Foreign currency translation	0	0	(2)
Reserve balance at the end of the period	$ 397	$ 422	$ 418